Post-Employment and Other Long-Term Employees Benefits - Estimated Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	$ 26
2016	21
2017	24
2018	33
2019	31
From 2020 to 2024	207
Other Long-Term Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	12
2016	4
2017	4
2018	4
2019	6
From 2020 to 2024	$ 25